Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.5%
AeroVironment, Inc.
(a)
.................. 916 $ 288,439
Archer Aviation, Inc. , Class A
(a)
............ 10,297 98,645
ATI, Inc.
(a)
.......................... 3,600 292,824
Axon Enterprise, Inc.
(a)
................. 719 515,983
BWX Technologies, Inc. ................ 2,232 411,514
Carpenter Technology Corp. ............. 3,027 743,250
Curtiss-Wright Corp. ................... 401 217,719
Ducommun, Inc.
(a)
.................... 669 64,311
Firefly Aerospace, Inc.
(a)
................ 2,103 61,660
Huntington Ingalls Industries, Inc. .......... 2,747 790,889
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 7,591 693,590
Leonardo DRS, Inc. ................... 4,244 192,678
Mercury Systems, Inc.
(a)
................ 831 64,319
Moog, Inc. , Class A ................... 2,597 539,319
Rocket Lab Corp.
(a)
................... 6,296 301,641
V2X, Inc.
(a)
......................... 723 41,999
Woodward, Inc. ...................... 243 61,408
5,380,188
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 2,762 365,689
Forward Air Corp.
(a)
................... 900 23,076
Hub Group, Inc. , Class A ................ 1,559 53,692
442,457
Automobile Components — 1.7%
Adient plc
(a) (b)
........................ 23,064 555,381
American Axle & Manufacturing Holdings, Inc.
(a)
3,049 18,325
BorgWarner, Inc. ..................... 26,405 1,160,764
Dana, Inc. .......................... 1,153 23,106
Fox Factory Holding Corp.
(a)
.............. 1,290 31,334
Garrett Motion, Inc. ................... 1,292 17,597
Gentex Corp. ....................... 9,548 270,208
Mobileye Global, Inc. , Class A
(a) (b)
.......... 15,877 224,183
QuantumScape Corp. , Class A
(a)
........... 16,959 208,935
Standard Motor Products, Inc. ............ 740 30,207
2,540,040
Banks — 6.1%
Ameris Bancorp ...................... 1,477 108,279
Axos Financial, Inc.
(a)
.................. 1,228 103,950
Bank7 Corp. ........................ 2,865 132,564
Bar Harbor Bankshares ................ 1,865 56,808
Capital City Bank Group, Inc. ............. 1,217 50,858
Capitol Federal Financial, Inc. ............ 2,585 16,415
Cullen/Frost Bankers, Inc. ............... 1,374 174,182
Eastern Bankshares, Inc. ............... 10,717 194,514
First Bank .......................... 3,035 49,440
First Hawaiian, Inc.
(b)
.................. 24,155 599,769
First Horizon Corp. .................... 52,535 1,187,816
First Internet Bancorp .................. 4,126 92,546
Flushing Financial Corp. ................ 4,372 60,377
FNB Corp. ......................... 14,132 227,666
Heritage Commerce Corp. ............... 16,815 166,973
HomeTrust Bancshares, Inc. ............. 2,780 113,813
Horizon Bancorp, Inc. .................. 18,356 293,880
Independent Bank Corp. ................ 30,733 951,955
Kearny Financial Corp. ................. 33,099 217,460
Live Oak Bancshares, Inc. ............... 4,648 163,703
Metropolitan Bank Holding Corp.
(b)
......... 1,836 137,369
Midland States Bancorp, Inc. ............. 9,634 165,127
MVB Financial Corp. .................. 1,257 31,500
Northfield Bancorp, Inc. ................ 30,745 362,791
OceanFirst Financial Corp. .............. 14,997 263,497
Orange County Bancorp, Inc. ............. 198 4,992
Security
Shares
Shares Value
Banks (continued)
Park National Corp. ................... 330 $ 53,635
Peoples Bancorp, Inc. ................. 541 16,225
Pinnacle Financial Partners, Inc. ........... 15,125 1,418,574
Prosperity Bancshares, Inc. .............. 7,662 508,374
Southern First Bancshares, Inc.
(a)
.......... 1,310 57,797
Southstate Bank Corp. ................. 582 57,542
Synovus Financial Corp. ................ 16,410 805,403
United Community Banks, Inc. ............ 2,598 81,447
USCB Financial Holdings, Inc. , Class A ...... 7,382 128,816
Washington Trust Bancorp, Inc. ........... 1,656 47,858
Western New England Bancorp, Inc. ........ 7,694 92,405
Zions Bancorp NA .................... 3,264 184,677
9,380,997
Beverages — 0.1%
National Beverage Corp.
(a)
............... 1,697 62,653
Primo Brands Corp. , Class A ............. 4,693 103,716
166,369
Biotechnology — 5.7%
(a)
ACADIA Pharmaceuticals, Inc. ............ 7,457 159,132
Alkermes plc ........................ 9,493 284,790
Amicus Therapeutics, Inc. ............... 19,999 157,592
Apellis Pharmaceuticals, Inc. ............. 7,512 169,997
Arcus Biosciences, Inc. ................. 1,545 21,012
Ardelyx, Inc. ........................ 22,145 122,019
Arrowhead Pharmaceuticals, Inc. .......... 1,732 59,737
Astria Therapeutics, Inc. ................ 5,966 43,432
Beam Therapeutics, Inc. ................ 1,060 25,726
BioCryst Pharmaceuticals, Inc. ............ 26,072 197,886
Bridgebio Pharma, Inc. ................. 5,141 267,024
Catalyst Pharmaceuticals, Inc. ............ 10,496 206,771
Celldex Therapeutics, Inc. ............... 1,045 27,034
Cytokinetics, Inc. ..................... 2,606 143,226
Day One Biopharmaceuticals, Inc. ......... 25,990 183,229
Editas Medicine, Inc. .................. 11,483 39,846
Exact Sciences Corp. .................. 5,446 297,951
Exelixis, Inc. ........................ 10,315 426,009
Halozyme Therapeutics, Inc. ............. 728 53,391
Ideaya Biosciences, Inc. ................ 8,368 227,693
Insmed, Inc. ........................ 3,155 454,352
Intellia Therapeutics, Inc. ............... 1,395 24,092
Ionis Pharmaceuticals, Inc. .............. 6,094 398,669
Kura Oncology, Inc. ................... 5,528 48,923
Madrigal Pharmaceuticals, Inc. ............ 564 258,684
MannKind Corp. ..................... 35,559 190,952
MiMedx Group, Inc. ................... 24,889 173,725
Mirum Pharmaceuticals, Inc. ............. 1,363 99,922
Moderna, Inc. ....................... 6,383 164,873
Natera, Inc. ......................... 933 150,185
Neurocrine Biosciences, Inc. ............. 2,210 310,240
Praxis Precision Medicines, Inc. ........... 1,968 104,304
PTC Therapeutics, Inc. ................. 4,449 273,035
REGENXBIO, Inc. .................... 17,691 170,718
Revolution Medicines, Inc. ............... 3,127 146,031
Sarepta Therapeutics, Inc. ............... 10,646 205,148
Soleno Therapeutics, Inc. ............... 1,713 115,799
SQZ Biotechnologies Co. ............... 601 17
Syndax Pharmaceuticals, Inc. ............ 12,641 194,482
TG Therapeutics, Inc. .................. 7,984 288,422
Travere Therapeutics, Inc. ............... 3,443 82,288
Twist Bioscience Corp. ................. 7,791 219,239
Ultragenyx Pharmaceutical, Inc. ........... 7,681 231,044
United Therapeutics Corp. ............... 1,381 578,929
Vanda Pharmaceuticals, Inc. ............. 35,316 176,227
Vera Therapeutics, Inc. , Class A ........... 832 24,178

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Veracyte, Inc. ....................... 6,896 $ 236,740
Viking Therapeutics, Inc.
(b)
............... 6,518 171,293
Voyager Therapeutics, Inc. .............. 6,119 28,576
Zymeworks, Inc. ..................... 3,492 59,643
8,694,227
Broadline Retail — 0.7%
Etsy, Inc.
(a)
......................... 7,061 468,780
Groupon, Inc.
(a)
...................... 6,611 154,367
Kohl's Corp. ........................ 4,409 67,766
Macy's, Inc. ........................ 14,911 267,354
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 1,062 136,361
1,094,628
Building Products — 1.7%
Allegion plc ......................... 3,278 581,353
Armstrong World Industries, Inc. ........... 1,993 390,648
AZZ, Inc. .......................... 169 18,443
Gibraltar Industries, Inc.
(a)
............... 1,601 100,543
Owens Corning ...................... 6,543 925,573
Resideo Technologies, Inc.
(a)
............. 10,637 459,305
Zurn Elkay Water Solutions Corp. .......... 3,697 173,870
2,649,735
Capital Markets — 3.4%
BGC Group, Inc. , Class A ............... 2,330 22,042
Bullish
(a) (b)
.......................... 3,531 224,607
FactSet Research Systems, Inc. ........... 350 100,272
Franklin Resources, Inc.
(b)
............... 18,049 417,473
Houlihan Lokey, Inc. , Class A ............. 5,371 1,102,774
Interactive Brokers Group, Inc. , Class A ...... 10,235 704,270
Invesco Ltd. ........................ 3,000 68,820
Janus Henderson Group plc ............. 3,883 172,832
MarketAxess Holdings, Inc. .............. 2,480 432,140
Miami International Holdings, Inc.
(a)
......... 1,290 51,935
Morningstar, Inc. ..................... 1,419 329,222
PJT Partners, Inc. , Class A .............. 496 88,154
Robinhood Markets, Inc. , Class A
(a)
......... 1,539 220,354
SEI Investments Co. ................... 3,980 337,703
Silvercrest Asset Management Group, Inc. , Class
A ............................. 933 14,695
StepStone Group, Inc. , Class A ........... 788 51,464
Virtu Financial, Inc. , Class A
(b)
............ 13,815 490,433
XP, Inc. , Class A ..................... 16,137 303,214
5,132,404
Chemicals — 1.0%
Albemarle Corp. ..................... 1,320 107,026
Balchem Corp. ...................... 270 40,516
Celanese Corp. ...................... 6,543 275,329
Element Solutions, Inc. ................. 2,893 72,817
Huntsman Corp. ..................... 56,608 508,340
Mativ Holdings, Inc. ................... 12,347 139,644
Mosaic Co. (The) ..................... 6,784 235,269
Olin Corp. .......................... 8,041 200,945
1,579,886
Commercial Services & Supplies — 0.3%
ACV Auctions, Inc. , Class A
(a)
............. 7,963 78,913
CoreCivic, Inc.
(a)
..................... 6,556 133,415
GEO Group, Inc. (The)
(a)
................ 5,382 110,277
MillerKnoll, Inc. ...................... 3,157 56,005
Montrose Environmental Group, Inc.
(a)
....... 1,090 29,932
408,542
Security
Shares
Shares Value
Communications Equipment — 2.4%
(a)
ADTRAN Holdings, Inc. ................ 2,171 $ 20,364
Applied Optoelectronics, Inc. ............. 3,793 98,352
Calix, Inc. .......................... 15,336 941,170
Ciena Corp. ........................ 5,225 761,126
CommScope Holding Co., Inc. ............ 7,038 108,948
Extreme Networks, Inc. ................. 5,818 120,142
Harmonic, Inc. ....................... 31,575 321,434
Lumentum Holdings, Inc. ................ 6,917 1,125,465
Viasat, Inc. ......................... 5,117 149,928
3,646,929
Construction & Engineering — 3.7%
Comfort Systems USA, Inc. .............. 2,285 1,885,536
Construction Partners, Inc. , Class A
(a)
....... 1,309 166,243
Dycom Industries, Inc.
(a)
................ 2,306 672,798
EMCOR Group, Inc. ................... 505 328,018
Fluor Corp.
(a)
........................ 5,466 229,955
MasTec, Inc.
(a)
....................... 8,121 1,728,230
Primoris Services Corp. ................ 2,096 287,844
Tutor Perini Corp.
(a)
................... 5,841 383,111
5,681,735
Consumer Finance — 2.1%
Ally Financial, Inc. .................... 14,788 579,690
Enova International, Inc.
(a)
............... 6,966 801,717
EZCORP, Inc. , Class A
(a) (b)
............... 18,113 344,872
Figure Technology Solutions, Inc. , Class A
(a)
... 1,950 70,921
OneMain Holdings, Inc. ................. 12,610 711,961
Oportun Financial Corp.
(a)
............... 10,583 65,297
PRA Group, Inc.
(a)
.................... 9,514 146,896
SoFi Technologies, Inc.
(a)
................ 11,796 311,650
Upstart Holdings, Inc.
(a) (b)
................ 3,398 172,618
3,205,622
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc. , Class A ............ 14,140 247,591
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 8,803 820,880
Maplebear, Inc.
(a)
..................... 531 19,520
Performance Food Group Co.
(a) (b)
.......... 11,800 1,227,672
Sprouts Farmers Market, Inc.
(a)
............ 8,133 884,870
United Natural Foods, Inc.
(a)
.............. 9,716 365,516
3,566,049
Containers & Packaging — 1.0%
Crown Holdings, Inc. .................. 9,174 886,117
Greif, Inc. , Class A .................... 525 31,374
Packaging Corp. of America ............. 2,529 551,145
1,468,636
Distributors — 0.2%
A-Mark Precious Metals, Inc. ............. 5,244 135,662
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 3,509 99,656
235,318
Diversified Consumer Services — 2.2%
Bright Horizons Family Solutions, Inc.
(a)
...... 6,455 700,819
Coursera, Inc.
(a)
...................... 31,380 367,460
Duolingo, Inc. , Class A
(a)
................ 2,170 698,393
Frontdoor, Inc.
(a)
...................... 2,633 177,175
Grand Canyon Education, Inc.
(a)
........... 1,277 280,327
H&R Block, Inc. ...................... 1,256 63,516
Laureate Education, Inc.
(a)
............... 20,940 660,448
Perdoceo Education Corp. ............... 719 27,077
Strategic Education, Inc. ................ 181 15,568
Stride, Inc.
(a)
........................ 1,256 187,069
Udemy, Inc.
(a)
....................... 6,354 44,541

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Universal Technical Institute, Inc.
(a)
......... 2,381 $ 77,501
3,299,894
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. ............... 5,057 91,987
Essential Properties Realty Trust, Inc. ....... 3,514 104,576
196,563
Diversified Telecommunication Services — 0.1%
(a)
Frontier Communications Parent, Inc. ....... 1,791 66,894
GCI Liberty, Inc. , Class A ................ 84 3,154
Liberty Global Ltd. , Class A .............. 6,621 75,877
Lumen Technologies, Inc. ............... 3,956 24,211
170,136
Electric Utilities — 0.7%
NRG Energy, Inc. ..................... 1,661 268,999
Oklo, Inc. , Class A
(a) (b)
.................. 1,596 178,161
Portland General Electric Co. ............. 13,589 597,916
1,045,076
Electrical Equipment — 1.1%
Bloom Energy Corp. , Class A
(a)
............ 7,014 593,174
NEXTracker, Inc. , Class A
(a)
.............. 5,644 417,599
NuScale Power Corp. , Class A
(a)
........... 3,061 110,196
Regal Rexnord Corp. .................. 1,239 177,722
Sunrun, Inc.
(a)
....................... 5,372 92,882
Vicor Corp.
(a)
........................ 6,336 315,026
1,706,599
Electronic Equipment, Instruments & Components — 2.6%
Badger Meter, Inc. .................... 714 127,506
Cognex Corp. ....................... 7,617 345,050
Coherent Corp.
(a)
..................... 6,005 646,859
Fabrinet
(a)
.......................... 1,058 385,768
Flex Ltd.
(a)
.......................... 21,912 1,270,239
Insight Enterprises, Inc.
(a)
............... 815 92,429
Littelfuse, Inc. ....................... 245 63,457
Methode Electronics, Inc. ............... 19,680 148,584
nLight, Inc.
(a)
........................ 2,654 78,638
Ouster, Inc. , Class A
(a)
.................. 3,997 108,119
PC Connection, Inc. ................... 2,180 135,138
Plexus Corp.
(a)
....................... 565 81,750
TD SYNNEX Corp. .................... 697 114,134
TTM Technologies, Inc.
(a)
................ 5,219 300,614
Vontier Corp. ........................ 1,008 42,306
3,940,591
Energy Equipment & Services — 0.5%
Aris Water Solutions, Inc. , Class A ......... 959 23,649
Liberty Energy, Inc. , Class A ............. 4,680 57,751
Oceaneering International, Inc.
(a)
.......... 10,344 256,324
Schlumberger NV .................... 958 32,927
TechnipFMC plc ...................... 6,496 256,267
Transocean Ltd.
(a)
.................... 57,363 178,973
805,891
Entertainment — 0.6%
Gaia, Inc. , Class A
(a) (b)
.................. 1,508 8,928
Playtika Holding Corp. ................. 5,789 22,519
Roku, Inc. , Class A
(a)
.................. 8,702 871,331
902,778
Financial Services — 1.8%
Affirm Holdings, Inc. , Class A
(a)
............ 9,230 674,529
Essent Group Ltd. .................... 3,357 213,371
Mr Cooper Group, Inc. ................. 1,013 213,530
NMI Holdings, Inc. , Class A
(a)
............. 13,677 524,376
Security
Shares
Shares Value
Financial Services (continued)
Pagseguro Digital Ltd. , Class A ........... 28,895 $ 288,950
Remitly Global, Inc.
(a)
.................. 30,641 499,448
Toast, Inc. , Class A
(a)
.................. 6,357 232,094
Velocity Financial, Inc.
(a)
................ 7,587 137,628
2,783,926
Food Products — 0.0%
Cal-Maine Foods, Inc. .................. 252 23,713
Smithfield Foods, Inc. .................. 868 20,381
44,094
Gas Utilities — 0.9%
National Fuel Gas Co. ................. 818 75,559
New Jersey Resources Corp. ............. 23,580 1,135,377
Southwest Gas Holdings, Inc. ............ 2,236 175,168
1,386,104
Ground Transportation — 0.5%
Covenant Logistics Group, Inc. , Class A
(b)
.... 3,715 80,467
Lyft, Inc. , Class A
(a)
.................... 25,956 571,292
RXO, Inc.
(a)
......................... 3,929 60,428
U-Haul Holding Co. ................... 596 30,336
742,523
Health Care Equipment & Supplies — 1.0%
Accuray, Inc.
(a)
....................... 14,060 23,480
Dentsply Sirona, Inc. .................. 11,079 140,593
Haemonetics Corp.
(a)
.................. 1,272 61,997
Inmode Ltd.
(a)
....................... 7,083 105,537
iRadimed Corp. ...................... 2,416 171,923
iRhythm Technologies, Inc.
(a)
............. 1,620 278,624
NeuroPace, Inc.
(a)
.................... 7,913 81,583
Novocure Ltd.
(a)
...................... 27,745 358,465
Omnicell, Inc.
(a)
...................... 2,930 89,218
Tandem Diabetes Care, Inc.
(a)
............ 7,202 87,432
TransMedics Group, Inc.
(a)
............... 1,168 131,050
Varex Imaging Corp.
(a)
................. 1,632 20,237
1,550,139
Health Care Providers & Services — 3.1%
Alignment Healthcare, Inc.
(a)
............. 17,225 300,576
Aveanna Healthcare Holdings, Inc.
(a)
........ 7,384 65,496
BrightSpring Health Services, Inc.
(a)
........ 1,240 36,655
Castle Biosciences, Inc.
(a)
............... 2,207 50,253
Clover Health Investments Corp. , Class A
(a) (b)
.. 5,301 16,221
CorVel Corp.
(a)
....................... 317 24,542
Cross Country Healthcare, Inc.
(a)
.......... 801 11,374
Encompass Health Corp. ............... 6,902 876,692
Ensign Group, Inc. (The) ................ 1,254 216,654
Fulgent Genetics, Inc.
(a)
................ 938 21,199
GeneDx Holdings Corp. , Class A
(a)
......... 126 13,575
Guardant Health, Inc.
(a)
................. 6,655 415,804
HealthEquity, Inc.
(a)
.................... 2,070 196,174
Hims & Hers Health, Inc. , Class A
(a)
......... 4,200 238,224
Hinge Health, Inc. , Class A
(a)
............. 914 44,859
LifeStance Health Group, Inc.
(a)
........... 40,150 220,825
Privia Health Group, Inc.
(a)
............... 14,529 361,772
Progyny, Inc.
(a)
....................... 25,747 554,076
Select Medical Holdings Corp. ............ 24,543 315,132
Tenet Healthcare Corp.
(a)
................ 1,672 339,483
Universal Health Services, Inc. , Class B ..... 1,545 315,860
Viemed Healthcare, Inc.
(a)
............... 21,404 145,333
4,780,779
Health Care REITs — 0.3%
Omega Healthcare Investors, Inc. .......... 10,459 441,579

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 0.7%
(a)
Doximity, Inc. , Class A ................. 8,369 $ 612,192
Health Catalyst, Inc. ................... 8,553 24,376
Phreesia, Inc. ....................... 10,078 237,035
Schrodinger, Inc. ..................... 9,791 196,407
1,070,010
Hotel & Resort REITs — 0.1%
Chatham Lodging Trust ................. 1,243 8,340
DiamondRock Hospitality Co.
(b)
........... 16,885 134,405
RLJ Lodging Trust .................... 4,548 32,746
175,491
Hotels, Restaurants & Leisure — 1.8%
Black Rock Coffee Bar, Inc. , Class A
(a) (b)
...... 2,204 52,587
Boyd Gaming Corp. ................... 452 39,075
Brinker International, Inc.
(a)
.............. 2,226 281,990
Caesars Entertainment, Inc.
(a)
............ 13,942 376,783
Dutch Bros, Inc. , Class A
(a)
.............. 8,827 462,005
Life Time Group Holdings, Inc.
(a)
........... 12,593 347,567
Monarch Casino & Resort, Inc. ............ 216 22,862
Norwegian Cruise Line Holdings Ltd.
(a)
....... 15,965 393,218
Planet Fitness, Inc. , Class A
(a)
............ 573 59,477
Red Rock Resorts, Inc. , Class A ........... 329 20,089
Rush Street Interactive, Inc. , Class A
(a)
...... 16,371 335,278
Shake Shack, Inc. , Class A
(a)
............. 1,097 102,690
Sharplink Gaming, Inc.
(a)
................ 1,627 27,675
Texas Roadhouse, Inc. ................. 1,407 233,773
Wingstop, Inc. ....................... 43 10,822
2,765,891
Household Durables — 1.3%
Century Communities, Inc. .............. 1,357 85,993
Champion Homes, Inc.
(a)
................ 1,083 82,709
Leggett & Platt, Inc. ................... 6,524 57,933
M/I Homes, Inc.
(a)
..................... 2,230 322,101
Newell Brands, Inc. ................... 87,889 460,539
Sonos, Inc.
(a)
........................ 3,964 62,631
Taylor Morrison Home Corp.
(a)
............ 628 41,454
Toll Brothers, Inc. ..................... 5,766 796,515
Universal Electronics, Inc.
(a) (b)
............. 2,845 13,258
1,923,133
Household Products — 0.1%
Central Garden & Pet Co. , Class A
(a)
........ 4,059 119,862
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ..................... 1,329 17,490
Industrial Conglomerates — 0.1%
Brookfield Business Corp. , Class A
(b)
........ 5,515 184,918
Industrial REITs — 1.0%
Americold Realty Trust, Inc. .............. 10,061 123,147
EastGroup Properties, Inc. .............. 348 58,902
First Industrial Realty Trust, Inc. ........... 26,579 1,368,021
1,550,070
Insurance — 3.1%
Accelerant Holdings , Class A
(a)
............ 6,734 100,269
AMERISAFE, Inc. .................... 7,243 317,533
Assurant, Inc. ....................... 216 46,786
Donegal Group, Inc. , Class A ............. 3,323 64,433
eHealth, Inc.
(a)
....................... 10,836 46,703
Fidelis Insurance Holdings Ltd. ............ 3,314 60,149
First American Financial Corp. ............ 2,248 144,412
Genworth Financial, Inc. , Class A
(a)
......... 2,028 18,049
Globe Life, Inc. ...................... 1,572 224,749
Hanover Insurance Group, Inc. (The) ....... 2,579 468,424
Security
Shares
Shares Value
Insurance (continued)
Mercury General Corp. ................. 1,069 $ 90,630
NI Holdings, Inc.
(a)
.................... 9,875 133,905
Oscar Health, Inc. , Class A
(a) (b)
............ 10,582 200,317
Palomar Holdings, Inc.
(a)
................ 2,785 325,149
Reinsurance Group of America, Inc. ........ 8,373 1,608,704
Stewart Information Services Corp. ......... 6,510 477,313
Tiptree, Inc. ........................ 664 12,729
Universal Insurance Holdings, Inc. ......... 1,526 40,134
Unum Group ........................ 5,132 399,167
4,779,555
Interactive Media & Services — 0.6%
EverQuote, Inc. , Class A
(a)
............... 8,040 183,875
Grindr, Inc.
(a)
........................ 11,719 176,020
QuinStreet, Inc.
(a)
..................... 11,566 178,926
Shutterstock, Inc.
(b)
.................... 2,606 54,335
Taboola.com Ltd.
(a)
.................... 34,088 116,240
ZipRecruiter, Inc. , Class A
(a)
.............. 35,883 151,426
860,822
IT Services — 0.8%
Amdocs Ltd. ........................ 3,744 307,195
Applied Digital Corp.
(a)
................. 2,001 45,903
DXC Technology Co.
(a)
................. 4,627 63,066
EPAM Systems, Inc.
(a)
.................. 2,697 406,681
Globant SA
(a)
........................ 4,819 276,514
Kyndryl Holdings, Inc.
(a)
................. 4,723 141,832
1,241,191
Leisure Products — 0.8%
Hasbro, Inc. ........................ 11,233 852,023
Mattel, Inc.
(a)
........................ 6,377 107,325
Peloton Interactive, Inc. , Class A
(a)
......... 22,391 201,519
1,160,867
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(a)
.......... 1,562 23,368
Avantor, Inc.
(a)
....................... 3,612 45,078
Bio-Techne Corp. ..................... 1,248 69,426
Charles River Laboratories International, Inc.
(a)
. 681 106,549
Medpace Holdings, Inc.
(a)
............... 215 110,544
QIAGEN NV ........................ 2,001 89,405
Tempus AI, Inc.
(a)
..................... 2,690 217,110
661,480
Machinery — 3.5%
Aebi Schmidt Holding AG ............... 7,247 90,370
Astec Industries, Inc. .................. 1 48
Atmus Filtration Technologies, Inc. ......... 8,376 377,674
Chart Industries, Inc.
(a)
................. 442 88,466
Crane Co. .......................... 481 88,571
Donaldson Co., Inc. ................... 2,047 167,547
ESCO Technologies, Inc. ............... 788 166,355
Federal Signal Corp. .................. 810 96,382
Flowserve Corp.
(b)
.................... 21,564 1,145,911
Franklin Electric Co., Inc. ............... 2,534 241,237
Greenbrier Cos., Inc. (The) .............. 2,173 100,327
ITT, Inc. ........................... 2,042 365,028
Lincoln Electric Holdings, Inc. ............ 62 14,621
Mueller Industries, Inc. ................. 8,968 906,754
Pentair plc ......................... 8,842 979,340
SPX Technologies, Inc.
(a)
................ 1,683 314,351
Stanley Black & Decker, Inc. ............. 1,056 78,493
Worthington Enterprises, Inc. ............. 2,148 119,193
5,340,668

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation — 0.0%
Matson, Inc. ........................ 342 $ 33,718
Media — 1.3%
DoubleVerify Holdings, Inc.
(a)
............. 6,367 76,277
EchoStar Corp. , Class A
(a) (b)
.............. 1,262 96,366
Interpublic Group of Cos., Inc. (The) ........ 8,315 232,072
Magnite, Inc.
(a)
....................... 6,009 130,876
New York Times Co. (The) , Class A ......... 10,230 587,202
News Corp. , Class A ................... 18,028 553,640
News Corp. , Class B .................. 3,689 127,455
NIQ Global Intelligence plc
(a)
............. 6,466 101,516
1,905,404
Metals & Mining — 2.5%
Alcoa Corp. ......................... 1,203 39,567
Alpha Metallurgical Resources, Inc.
(a) (b)
...... 1,384 227,101
Century Aluminum Co.
(a)
................ 12,981 381,122
Cleveland-Cliffs, Inc.
(a)
................. 33,708 411,238
Coeur Mining, Inc.
(a) (b)
.................. 18,941 355,333
Compass Minerals International, Inc.
(a)
....... 1,850 35,520
Constellium SE , Class A
(a)
............... 18,850 280,488
Elevra Lithium Ltd. , ADR
(a)
............... 677 16,255
Kaiser Aluminum Corp. ................. 2,327 179,551
Materion Corp. ...................... 1,325 160,073
MP Materials Corp. , Class A
(a)
............ 3,258 218,514
Olympic Steel, Inc. .................... 5,327 162,207
Ramaco Resources, Inc. , Class A
(a)
......... 3,562 118,223
Ramaco Resources, Inc. , Class B .......... 32 539
Reliance, Inc. ....................... 2,634 739,706
Royal Gold, Inc.
(b)
..................... 2,011 403,366
SSR Mining, Inc.
(a)
.................... 853 20,830
SunCoke Energy, Inc. .................. 3,168 25,851
3,775,484
Multi-Utilities — 0.7%
Avista Corp. ........................ 21,031 795,182
Northwestern Energy Group, Inc. .......... 4,808 281,797
1,076,979
Oil, Gas & Consumable Fuels — 2.2%
Antero Resources Corp.
(a)
............... 18,459 619,484
California Resources Corp. .............. 6,522 346,840
Centrus Energy Corp. , Class A
(a)
........... 119 36,898
Chord Energy Corp. ................... 4,539 451,040
Civitas Resources, Inc. ................. 3,282 106,665
EQT Corp. ......................... 4,278 232,851
HF Sinclair Corp. ..................... 4,381 229,302
Ovintiv, Inc. ......................... 7,495 302,648
Par Pacific Holdings, Inc.
(a)
.............. 890 31,524
PBF Energy, Inc. , Class A ............... 869 26,218
Scorpio Tankers, Inc. .................. 3,231 181,098
SM Energy Co. ...................... 31,611 789,327
Uranium Energy Corp.
(a)
................ 3,892 51,919
3,405,814
Passenger Airlines — 0.4%
(a)
Alaska Air Group, Inc. .................. 2,964 147,548
Joby Aviation, Inc. , Class A
(b)
............. 3,779 60,993
SkyWest, Inc. ....................... 4,510 453,796
662,337
Personal Care Products — 0.2%
BellRing Brands, Inc.
(a)
................. 9,382 341,036
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 34,528 345,625
Amylyx Pharmaceuticals, Inc.
(a)
........... 1,829 24,856
Atea Pharmaceuticals, Inc.
(a)
............. 14,243 41,305
Security
Shares
Shares Value
Pharmaceuticals (continued)
Axsome Therapeutics, Inc.
(a)
............. 271 $ 32,913
Corcept Therapeutics, Inc.
(a) (b)
............ 5,336 443,475
Harmony Biosciences Holdings, Inc.
(a)
....... 3,882 106,988
Jazz Pharmaceuticals plc
(a)
.............. 3,241 427,164
Nektar Therapeutics
(a)
.................. 2,102 119,604
Phibro Animal Health Corp. , Class A ........ 3,316 134,165
Supernus Pharmaceuticals, Inc.
(a)
.......... 392 18,734
Tarsus Pharmaceuticals, Inc.
(a)
............ 2,490 147,981
Theravance Biopharma, Inc.
(a)
............ 1,157 16,892
Trevi Therapeutics, Inc.
(a)
............... 18,955 173,438
Viatris, Inc. ......................... 8,205 81,229
2,114,369
Professional Services — 3.5%
CACI International, Inc. , Class A
(a)
......... 1,457 726,722
ExlService Holdings, Inc.
(a) (b)
............. 37,174 1,636,771
Forrester Research, Inc.
(a)
............... 1,241 13,154
Genpact Ltd. ........................ 16,693 699,270
IBEX Holdings Ltd.
(a)
................... 6,017 243,809
ICF International, Inc. .................. 2,131 197,757
KBR, Inc. .......................... 10,290 486,614
Legalzoom.com, Inc.
(a)
................. 15,441 160,277
ManpowerGroup, Inc. .................. 3,993 151,335
Maximus, Inc. ....................... 1,872 171,045
Planet Labs PBC , Class A
(a)
.............. 7,216 93,664
RCM Technologies, Inc.
(a)
............... 1,774 47,100
Robert Half, Inc.
(b)
.................... 5,165 175,507
TriNet Group, Inc. .................... 647 43,278
Upwork, Inc.
(a)
....................... 19,511 362,319
Willdan Group, Inc.
(a)
.................. 1,738 168,047
5,376,669
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.
(a)
............. 12,703 134,525
Compass, Inc. , Class A
(a)
................ 16,157 129,741
Kennedy-Wilson Holdings, Inc. ............ 6,974 58,023
Marcus & Millichap, Inc. ................ 2,173 63,777
Newmark Group, Inc. , Class A ............ 2,735 51,008
Zillow Group, Inc. , Class A
(a)
............. 1,126 83,820
Zillow Group, Inc. , Class C
(a)
............. 2,487 191,623
712,517
Residential REITs — 0.2%
Camden Property Trust ................. 3,218 343,618
Veris Residential, Inc. .................. 481 7,311
350,929
Retail REITs — 3.3%
Agree Realty Corp.
(b)
.................. 13,093 930,127
FrontView REIT, Inc. ................... 3,107 42,597
Kimco Realty Corp.
(b)
.................. 89,369 1,952,713
NNN REIT, Inc.
(b)
..................... 32,713 1,392,592
Regency Centers Corp. ................ 7,214 525,900
Urban Edge Properties ................. 10,189 208,569
5,052,498
Semiconductors & Semiconductor Equipment — 2.6%
(a)
Ambarella, Inc. ...................... 3,885 320,590
Astera Labs, Inc. ..................... 3,416 668,853
Credo Technology Group Holding Ltd. ....... 5,881 856,332
Impinj, Inc. ......................... 1,150 207,862
Lattice Semiconductor Corp. ............. 455 33,361
Maxeon Solar Technologies Ltd. ........... 26 87
MaxLinear, Inc. ...................... 6,726 108,154
Onto Innovation, Inc. .................. 420 54,272
Qorvo, Inc. ......................... 2,436 221,871
Rambus, Inc. ....................... 4,833 503,599

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Rigetti Computing, Inc. ................. 3,402 $ 101,346
Silicon Laboratories, Inc. ................ 1,104 144,768
SiTime Corp. ........................ 1,300 391,703
Synaptics, Inc. ....................... 5,733 391,793
4,004,591
Software — 5.8%
ACI Worldwide, Inc.
(a)
.................. 6,472 341,527
Alarm.com Holdings, Inc.
(a)
.............. 9,322 494,812
Amplitude, Inc. , Class A
(a)
............... 18,106 194,096
Appian Corp. , Class A
(a)
................ 561 17,150
Asana, Inc. , Class A
(a)
.................. 7,267 97,087
Aurora Innovation, Inc. , Class A
(a)
.......... 39,536 213,099
Box, Inc. , Class A
(a)
................... 8,279 267,163
C3.ai, Inc. , Class A
(a)
.................. 2,949 51,136
Cleanspark, Inc.
(a)
.................... 8,094 117,363
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 14,571 262,569
Confluent, Inc. , Class A
(a)
............... 36,336 719,453
Dolby Laboratories, Inc. , Class A .......... 1,431 103,561
D-Wave Quantum, Inc.
(a)
................ 4,191 103,560
Dynatrace, Inc.
(a)
..................... 7,380 357,561
Elastic NV
(a)
........................ 10,665 901,086
Five9, Inc.
(a)
........................ 6,008 145,394
Freshworks, Inc. , Class A
(a)
.............. 12,680 149,244
Gitlab, Inc. , Class A
(a)
.................. 3,785 170,628
Guidewire Software, Inc.
(a) (b)
.............. 4,417 1,015,292
InterDigital, Inc. ...................... 249 85,962
JFrog Ltd.
(a)
......................... 1,309 61,955
LiveRamp Holdings, Inc.
(a)
............... 8,535 231,640
Manhattan Associates, Inc.
(a)
............. 588 120,528
Netskope, Inc. , Class A
(a)
................ 4,043 91,897
Nutanix, Inc. , Class A
(a)
................. 6,715 499,529
Ooma, Inc.
(a)
........................ 27,441 329,018
Porch Group, Inc.
(a)
................... 1,354 22,720
PROS Holdings, Inc.
(a)
................. 3,842 88,020
Qualys, Inc.
(a)
....................... 3,498 462,890
RingCentral, Inc. , Class A
(a)
.............. 5,026 142,437
Rubrik, Inc. , Class A
(a)
.................. 2,578 212,040
SentinelOne, Inc. , Class A
(a)
.............. 1,639 28,863
SoundThinking, Inc.
(a)
.................. 2,698 32,538
Tenable Holdings, Inc.
(a)
................ 8,191 238,850
Terawulf, Inc.
(a)
...................... 2,405 27,465
Unity Software, Inc.
(a)
.................. 3,100 124,124
Verint Systems, Inc.
(a)
.................. 1,648 33,372
Via Transportation, Inc. , Class A
(a)
.......... 1,386 66,639
Zeta Global Holdings Corp. , Class A
(a)
....... 14,423 286,585
8,908,853
Specialized REITs — 1.5%
CubeSmart
(b)
........................ 44,739 1,819,088
EPR Properties ...................... 2,293 133,017
Four Corners Property Trust, Inc. .......... 1,874 45,726
Gaming & Leisure Properties, Inc. ......... 4,873 227,130
Safehold, Inc. ....................... 946 14,653
2,239,614
Specialty Retail — 3.2%
Abercrombie & Fitch Co. , Class A
(a)
......... 828 70,835
AutoNation, Inc.
(a)
..................... 540 118,136
Bath & Body Works, Inc. ................ 9,844 253,581
Boot Barn Holdings, Inc.
(a)
............... 1,300 215,436
Camping World Holdings, Inc. , Class A ...... 5,445 85,977
CarMax, Inc.
(a) (b)
...................... 6,447 289,277
Carvana Co. , Class A
(a)
................. 827 311,977
Chewy, Inc. , Class A
(a)
................. 2,538 102,662
Five Below, Inc.
(a)
..................... 1,539 238,083
Security
Shares
Shares Value
Specialty Retail (continued)
Floor & Decor Holdings, Inc. , Class A
(a)
...... 1,175 $ 86,598
Gap, Inc. (The) ...................... 12,589 269,279
Group 1 Automotive, Inc. ................ 1,157 506,199
Lithia Motors, Inc. , Class A .............. 2,330 736,280
Penske Automotive Group, Inc.
(b)
.......... 2,792 485,557
RealReal, Inc. (The)
(a)
.................. 2,149 22,844
Revolve Group, Inc. , Class A
(a)
............ 1,217 25,922
RH
(a)
............................. 881 178,984
ThredUp, Inc. , Class A
(a)
................ 2,887 27,282
Urban Outfitters, Inc.
(a)
................. 3,574 255,291
Victoria's Secret & Co.
(a)
................ 3,962 107,529
Warby Parker, Inc. , Class A
(a)
............. 6,459 178,139
Wayfair, Inc. , Class A
(a)
................. 3,621 323,464
4,889,332
Technology Hardware, Storage & Peripherals — 1.1%
(a)
IonQ, Inc.
(b)
......................... 6,211 381,977
Pure Storage, Inc. , Class A .............. 10,738 899,952
Sandisk Corp. ....................... 2,807 314,945
1,596,874
Textiles, Apparel & Luxury Goods — 1.0%
Amer Sports, Inc.
(a)
.................... 539 18,730
Capri Holdings Ltd.
(a)
.................. 1,671 33,286
G-III Apparel Group Ltd.
(a) (b)
.............. 5,752 153,061
Levi Strauss & Co. , Class A .............. 3,919 91,313
Ralph Lauren Corp. , Class A ............. 2,509 786,722
Tapestry, Inc. ........................ 1,609 182,171
VF Corp. .......................... 15,371 221,804
1,487,087
Trading Companies & Distributors — 1.5%
Air Lease Corp. , Class A ................ 9,604 611,295
BlueLinx Holdings, Inc.
(a)
................ 1,072 78,342
Boise Cascade Co.
(b)
.................. 6,817 527,090
DNOW, Inc.
(a)
....................... 18,002 274,530
FTAI Aviation Ltd. ..................... 2,580 430,499
Global Industrial Co. ................... 1,191 43,674
Herc Holdings, Inc. .................... 299 34,881
McGrath RentCorp .................... 549 64,398
QXO, Inc.
(a)
......................... 5,393 102,791
Watsco, Inc.
(b)
....................... 92 37,196
Xometry, Inc. , Class A
(a)
................ 1,003 54,633
2,259,329
Water Utilities — 0.1%
H2O America ....................... 3,615 176,051
Total Common Stocks — 99 .0%
(Cost: $ 136,643,145 ) .............................. 151,291,367
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR
(a) (c)
........ 2,654 2,574
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (c)
..... 10,196 5,404
Total Rights — 0.0%
(Cost: $ 6,625 ) .................................. 7,978
Total Long-Term Investments — 99.0%
(Cost: $ 136,649,770 ) .............................. 151,299,345

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(f)
................... 12,945,345 $ 12,951,818
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 1,566,893 1,566,893
Total Short-Term Securities — 9 .5%
(Cost: $ 14,519,199 ) ............................... 14,518,711
Total Investments — 108 .5%
(Cost: $ 151,168,969 ) .............................. 165,818,056
Liabilities in Excess of Other Assets — (8.5) % ............. (12,975,236)
Net Assets — 100.0% ...............................
$ 152,842,820
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 14,356,475 $ — $ (1,404,732)
(a)
$ (507) $ 582 $ 12,951,818 12,945,345 $ 52,044
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,490,443 76,450
(a)
— — — 1,566,893 1,566,893 43,911 —
$ (507) $ 582 $ 14,518,711 $ 95,955 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage SMID Cap V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 15 12/19/25 $ 1,842 $ 19,512
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,380,188 $ — $ — $ 5,380,188
Air Freight & Logistics .................................... 442,457 — — 442,457
Automobile Components .................................. 2,540,040 — — 2,540,040
Banks ............................................... 9,380,997 — — 9,380,997
Beverages ........................................... 166,369 — — 166,369
Biotechnology ......................................... 8,694,227 — — 8,694,227
Broadline Retail ........................................ 1,094,628 — — 1,094,628
Building Products ....................................... 2,649,735 — — 2,649,735
Capital Markets ........................................ 5,132,404 — — 5,132,404
Chemicals ............................................ 1,579,886 — — 1,579,886
Commercial Services & Supplies ............................. 408,542 — — 408,542
Communications Equipment ................................ 3,646,929 — — 3,646,929
Construction & Engineering ................................ 5,681,735 — — 5,681,735
Consumer Finance ...................................... 3,205,622 — — 3,205,622
Consumer Staples Distribution & Retail ........................ 3,566,049 — — 3,566,049
Containers & Packaging .................................. 1,468,636 — — 1,468,636
Distributors ........................................... 235,318 — — 235,318
Diversified Consumer Services .............................. 3,299,894 — — 3,299,894
Diversified REITs ....................................... 196,563 — — 196,563
Diversified Telecommunication Services ........................ 170,136 — — 170,136
Electric Utilities ........................................ 1,045,076 — — 1,045,076
Electrical Equipment ..................................... 1,706,599 — — 1,706,599
Electronic Equipment, Instruments & Components ................. 3,940,591 — — 3,940,591
Energy Equipment & Services .............................. 805,891 — — 805,891
Entertainment ......................................... 902,778 — — 902,778

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage SMID Cap V.I. Fund

Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ 2,783,926 $ — $ — $ 2,783,926
Food Products ......................................... 44,094 — — 44,094
Gas Utilities ........................................... 1,386,104 — — 1,386,104
Ground Transportation ................................... 742,523 — — 742,523
Health Care Equipment & Supplies ........................... 1,550,139 — — 1,550,139
Health Care Providers & Services ............................ 4,780,779 — — 4,780,779
Health Care REITs ...................................... 441,579 — — 441,579
Health Care Technology .................................. 1,070,010 — — 1,070,010
Hotel & Resort REITs .................................... 175,491 — — 175,491
Hotels, Restaurants & Leisure .............................. 2,765,891 — — 2,765,891
Household Durables ..................................... 1,923,133 — — 1,923,133
Household Products ..................................... 119,862 — — 119,862
Independent Power and Renewable Electricity Producers ............ 17,490 — — 17,490
Industrial Conglomerates .................................. 184,918 — — 184,918
Industrial REITs ........................................ 1,550,070 — — 1,550,070
Insurance ............................................ 4,779,555 — — 4,779,555
Interactive Media & Services ............................... 860,822 — — 860,822
IT Services ........................................... 1,241,191 — — 1,241,191
Leisure Products ....................................... 1,160,867 — — 1,160,867
Life Sciences Tools & Services .............................. 661,480 — — 661,480
Machinery ............................................ 5,340,668 — — 5,340,668
Marine Transportation .................................... 33,718 — — 33,718
Media ............................................... 1,905,404 — — 1,905,404
Metals & Mining ........................................ 3,775,484 — — 3,775,484
Multi-Utilities .......................................... 1,076,979 — — 1,076,979
Oil, Gas & Consumable Fuels ............................... 3,405,814 — — 3,405,814
Passenger Airlines ...................................... 662,337 — — 662,337
Personal Care Products .................................. 341,036 — — 341,036
Pharmaceuticals ....................................... 2,114,369 — — 2,114,369
Professional Services .................................... 5,376,669 — — 5,376,669
Real Estate Management & Development ....................... 712,517 — — 712,517
Residential REITs ....................................... 350,929 — — 350,929
Retail REITs .......................................... 5,052,498 — — 5,052,498
Semiconductors & Semiconductor Equipment .................... 4,004,591 — — 4,004,591
Software ............................................. 8,908,853 — — 8,908,853
Specialized REITs ...................................... 2,239,614 — — 2,239,614
Specialty Retail ........................................ 4,889,332 — — 4,889,332
Technology Hardware, Storage & Peripherals .................... 1,596,874 — — 1,596,874
Textiles, Apparel & Luxury Goods ............................ 1,487,087 — — 1,487,087
Trading Companies & Distributors ............................ 2,259,329 — — 2,259,329
Water Utilities ......................................... 176,051 — — 176,051
Rights ................................................ — — 7,978 7,978
Short-Term Securities
Money Market Funds ...................................... 14,518,711 — — 14,518,711
$ 165,810,078 $ — $ 7,978 $ 165,818,056
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 19,512 $ — $ — $ 19,512
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)